Phoenix Investment Partners

SEMIANNUAL REPORT

OCTOBER 31, 2001

(LOGO)
O SENECA O
[GRAPHIC OMITTED]

Phoenix-Seneca
Growth Fund

Phoenix-Seneca
Strategic Theme Fund

(LOGO)
PHOENIX
INVESTMENT PARTNERS
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
      We are pleased to provide this semiannual report for the six months ended October 31, 2001 for the Phoenix-Seneca Growth Fund and the Phoenix-Seneca Strategic Theme Fund. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574, option 4.
      To obtain current mutual fund prices and performance information, go to www.phoenixinvestments.com, then select "Individual Investors" to enter the Investor Center. You can also access your account statement online, make purchases and exchanges, view your account history, order duplicate statements, print customer service forms and order literature.

Sincerely,

/s/  PHILIP R. MCLOUGHLIN
Philip R. McLoughlin

OCTOBER 31, 2001

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-SENECA GROWTH FUND

                         INVESTMENTS AT OCTOBER 31, 2001
                                   (UNAUDITED)


                                                         SHARES       VALUE
                                                        -------    -----------
COMMON STOCKS--94.3%

BEVERAGES (NON-ALCOHOLIC)--2.8%
Coca-Cola Co. (The) ..................................  134,120    $ 6,421,666

BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
Clear Channel Communications, Inc.(b) ................  103,460      3,943,895

CHEMICALS--2.7%
Dow Chemical Co. (The) ...............................  181,200      6,024,900

COMMUNICATIONS EQUIPMENT--2.5%
QUALCOMM, Inc.(b) ....................................  115,810      5,688,587

COMPUTERS (HARDWARE)--7.2%
Dell Computer Corp.(b) ...............................  224,410      5,381,352
International Business Machines Corp. ................   65,370      7,064,536
Sun Microsystems, Inc.(b) ............................  369,440      3,749,816
                                                                   -----------
                                                                    16,195,704
                                                                   -----------
COMPUTERS (SOFTWARE & SERVICES)--3.0%
Microsoft Corp.(b) ...................................  115,880      6,738,422

ELECTRICAL EQUIPMENT--3.3%
General Electric Co. .................................  206,040      7,501,916

ELECTRONICS (SEMICONDUCTORS)--8.8%
Analog Devices, Inc.(b) ..............................   77,870      2,959,060
Intel Corp. ..........................................  409,900     10,009,758
Micron Technology, Inc. ..............................  297,480      6,770,645
                                                                   -----------
                                                                    19,739,463
                                                                   -----------
FINANCIAL (DIVERSIFIED)--5.9%
Citigroup, Inc. ......................................  147,813      6,728,448
Fannie Mae ...........................................   82,320      6,664,627
                                                                   -----------
                                                                    13,393,075
                                                                   -----------
FOODS--2.7%
General Mills, Inc. ..................................  130,740      6,003,581

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.0%
Pfizer, Inc. .........................................  162,550      6,810,845

HEALTH CARE (HOSPITAL MANAGEMENT)--2.8%
HCA, Inc. ............................................  159,050      6,307,923

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--5.9%
Baxter International, Inc. ...........................  138,340      6,691,506
Medtronic, Inc. ......................................  165,420      6,666,426
                                                                   -----------
                                                                    13,357,932
                                                                   -----------


                                                         SHARES       VALUE
                                                        -------    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--5.4%
Colgate-Palmolive Co. ................................  113,310    $ 6,517,591
Procter & Gamble Co. (The) ...........................   75,050      5,537,189
                                                                   -----------
                                                                    12,054,780
                                                                   -----------
INSURANCE (MULTI-LINE)--2.4%
American International Group, Inc. ...................   67,480      5,303,928

INVESTMENT BANKING/BROKERAGE--2.9%
Goldman Sachs Group, Inc. (The) ......................   84,270      6,586,543

MANUFACTURING (DIVERSIFIED)--6.3%
Minnesota Mining and Manufacturing Co. ...............   70,900      7,400,542
Tyco International Ltd. ..............................  140,450      6,901,713
                                                                   -----------
                                                                    14,302,255
                                                                   -----------
OIL (INTERNATIONAL INTEGRATED)--2.4%
Exxon Mobil Corp. ....................................  137,600      5,428,320

RESTAURANTS--2.7%
McDonald's Corp. .....................................  234,650      6,117,326

RETAIL (BUILDING SUPPLIES)--1.9%
Home Depot, Inc. (The) ...............................  112,580      4,303,933

RETAIL (FOOD CHAINS)--2.5%
Kroger Co. (The)(b) ..................................  229,150      5,605,009

RETAIL (GENERAL MERCHANDISE)--2.7%
Wal-Mart Stores, Inc. ................................  116,200      5,972,680

SAVINGS & LOAN COMPANIES--2.3%
Washington Mutual, Inc. ..............................  175,300      5,292,307

SERVICES (DATA PROCESSING)--2.8%
First Data Corp. .....................................   94,260      6,369,148

TELEPHONE--4.9%
SBC Communications, Inc. .............................  143,930      5,485,172
Verizon Communications, Inc. .........................  110,360      5,497,032
                                                                   -----------
                                                                    10,982,204
                                                                   -----------
WASTE MANAGEMENT--2.7%
Waste Management, Inc.                                  244,430      5,988,535

------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $227,131,464)                                     212,434,877
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.3%
(IDENTIFIED COST $227,131,464)                                     212,434,877
------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                              STANDARD    PAR
                                              & POOR'S   VALUE
                                               RATING    (000)       VALUE
                                              --------  -------   -----------
SHORT TERM OBLIGATIONS--7.8%

COMMERCIAL PAPER--7.1%
Kraft Foods, Inc. 2.55%, 11/1/01 ............    A-1     $2,500   $ 2,500,000

Lexington Parker Capital Co. LLC 2.70%,
11/1/01 .....................................    A-1      1,795     1,795,000

Alcoa, Inc. 2.50%, 11/2/01 ..................    A-1        330       329,977
Kraft Foods, Inc. 2.55%, 11/2/01 ............    A-1      4,940     4,939,650

Preferred Receivable Funding Corp. 2.50%,
11/2/01 .....................................    A-1      1,500     1,499,896

Exxon Imperial US, Inc. 2.45%, 11/7/01 ......    A-1+       820       819,665

Special Purpose Accounts Receivable
Cooperative Corp. 2.45%, 11/13/01 ...........    A-1      3,500     3,497,142

United Technologies Corp. 2.48%,
11/19/01 ....................................    A-1        610       609,243
                                                                  -----------
                                                                   15,990,573
                                                                  -----------
FEDERAL AGENCY SECURITIES--0.7%
Fannie Mae 2.36%, 11/16/01 ..................             1,550     1,548,476
-----------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $17,539,049)                                      17,539,049
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $244,670,513)                                    229,973,926(a)

Other assets and liabilities, net--(2.1)%                          (4,739,017)
                                                                 ------------
NET ASSETS--100.0%                                               $225,234,909
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,483,718 and gross depreciation of $23,180,305 for federal income tax purposes. At October 31, 2001, the aggregate cost of securities for federal income tax purposes was $244,670,513.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2001
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $244,670,513)                                  $229,973,926
Cash                                                                        217
Receivables
   Investment securities sold                                           639,481
   Dividends                                                            228,744
   Fund shares sold                                                     145,212
   Receivable from adviser                                                2,009
Prepaid expenses                                                          3,081
                                                                   ------------
     Total assets                                                   230,992,670
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    5,172,731
   Fund shares repurchased                                              270,363
   Investment advisory fee                                              136,048
   Transfer agent fee                                                    65,856
   Distribution fee                                                      59,971
   Financial agent fee                                                   17,422
   Trustees' fee                                                          7,418
Accrued expenses                                                         27,952
                                                                   ------------
     Total liabilities                                                5,757,761
                                                                   ------------
NET ASSETS                                                         $225,234,909
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $289,860,095
Undistributed net investment loss                                      (298,492)
Accumulated net realized loss                                       (49,630,107)
Net unrealized depreciation                                         (14,696,587)
                                                                   ------------
NET ASSETS                                                         $225,234,909
                                                                   ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization
   (Net Assets $22,109,810)                                           1,828,796
Net asset value and offering price per share                             $12.09

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization
   (Net Assets $178,016,620)                                         15,199,633
Net asset value per share                                                $11.71
Offering price per share $11.71/(1-5.75%)                                $12.42

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization
   (Net Assets $14,371,593)                                           1,279,744
Net asset value and offering price per share                             $11.23

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization
   (Net Assets $10,736,886)                                             958,629
Net asset value and offering price per share                             $11.20


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2001
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $  1,193,233
Interest                                                                246,036
                                                                   ------------
     Total investment income                                          1,439,269
                                                                   ------------
EXPENSES
Investment advisory fee                                                 895,523
Distribution fee, Class A                                               252,297
Distribution fee, Class B                                                79,848
Distribution fee, Class C                                                59,979
Financial agent fee                                                     111,836
Transfer agent                                                          180,619
Registration                                                             96,961
Printing                                                                 18,040
Trustees                                                                 13,729
Professional                                                             12,319
Custodian                                                                10,883
Miscellaneous                                                             7,130
                                                                   ------------
     Total expenses                                                   1,739,164
     Custodian fees paid indirectly                                      (1,403)
                                                                   ------------
     Net expenses                                                     1,737,761
                                                                   ------------
NET INVESTMENT LOSS                                                    (298,492)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on
securities                                                          (25,638,905)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (22,667,082)
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (48,305,987)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $(48,604,479)
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months
                                                                                           Ended
                                                                                          10/31/01               Year Ended
                                                                                        (Unaudited)                4/30/01
                                                                                        ------------            ------------
FROM OPERATIONS
   Net investment income (loss)                                                         $   (298,492)           $ (1,025,195)
   Net realized gain (loss)                                                              (25,638,905)              6,404,307
   Net change in unrealized appreciation (depreciation)                                  (22,667,082)            (58,731,295)
                                                                                        ------------            ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           (48,604,479)            (53,352,183)
                                                                                        ------------            ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gains, Class X                                                                    --              (4,415,341)
   Net realized gains, Class A                                                                    --             (27,042,247)
   Net realized gains, Class B                                                                    --              (2,032,783)
   Net realized gains, Class C                                                                    --              (1,640,940)
   In excess of net realized gains, Class X                                                       --              (3,147,346)
   In excess of net realized gains, Class A                                                       --             (19,276,266)
   In excess of net realized gains, Class B                                                       --              (1,449,009)
   In excess of net realized gains, Class C                                                       --              (1,169,696)
                                                                                        ------------            ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      --             (60,173,628)
                                                                                        ------------            ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (59,906 and 121,430 shares, respectively)                   816,514               2,291,790
   Net asset value of shares issued from reinvestment of distributions
     (0 and 464,738 shares, respectively)                                                         --               7,529,330
   Cost of shares repurchased (200,447 and 417,320 shares, respectively)                  (2,710,914)             (7,361,791)
                                                                                        ------------            ------------
Total                                                                                     (1,894,400)              2,459,329
                                                                                        ------------            ------------
CLASS A
   Proceeds from sales of shares (898,431 and 1,836,433 shares, respectively)             11,944,175              31,049,945
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (0 and 11,246,703 shares, respectively) (See Note 4)                                         --             227,975,588
   Net asset value of shares issued from reinvestment of distributions
     (0 and 2,460,099 shares, respectively)                                                       --              36,738,634
   Cost of shares repurchased (875,323 and 2,506,868 shares, respectively)               (11,357,249)            (39,031,600)
                                                                                        ------------            ------------
Total                                                                                        586,926             256,732,567
                                                                                        ------------            ------------
CLASS B
   Proceeds from sales of shares (201,213 and 536,827 shares, respectively)                2,560,091               9,492,687
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (0 and 161,028 shares, respectively) (See Note 4)                                            --               3,185,571
   Net asset value of shares issued from reinvestment of distributions
     (0 and 197,719 shares, respectively)                                                         --               2,920,736
   Cost of shares repurchased (124,208 and 181,717 shares, respectively)                  (1,543,121)             (2,886,017)
                                                                                        ------------            ------------
Total                                                                                      1,016,970              12,712,977
                                                                                        ------------            ------------
CLASS C
   Proceeds from sales of shares (117,112 and 385,122 shares, respectively)                1,475,654               7,042,345
   Net asset value of shares issued from reinvestment of distributions
     (0 and 175,865 shares, respectively)                                                         --               2,604,710
   Cost of shares repurchased (84,865 and 101,351 shares, respectively)                   (1,044,843)             (1,597,842)
                                                                                        ------------            ------------
Total                                                                                        430,811               8,049,213
                                                                                        ------------            ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 140,307             279,954,086
                                                                                        ------------            ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 (48,464,172)            166,428,275

NET ASSETS
   Beginning of period                                                                   273,699,081             107,270,806
                                                                                        ------------            ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     $(298,492) AND $0, RESPECTIVELY]                                                   $225,234,909            $273,699,081
                                                                                        ============            ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS X
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS                  SEVEN                                        FROM
                                                 ENDED          YEAR      MONTHS        YEAR ENDED SEPTEMBER 30,     INCEPTION
                                               10/31/01         ENDED      ENDED      -----------------------------  3/8/96 TO
                                              (UNAUDITED)      4/30/01    4/30/00      1999        1998       1997    9/30/96
Net asset value, beginning of period            $14.66         $22.31     $19.92      $16.46      $16.43     $13.74    $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     --(1)(8)    (0.01)(1)  (0.01)(1)   (0.04)(1)    0.00(1)    0.03      0.03
   Net realized and unrealized gain (loss)       (2.57)         (3.36)      4.94        5.11        1.28       3.50      3.71
                                                ------         ------     ------      ------      ------     ------    ------
     TOTAL FROM INVESTMENT OPERATIONS            (2.57)         (3.37)      4.93        5.07        1.28       3.53      3.74
                                                ------         ------     ------      ------      ------     ------    ------
LESS DISTRIBUTIONS
   Dividends from net investment income             --             --         --          --       (0.02)     (0.07)       --
   Dividends from net realized gains                --          (2.50)     (2.54)      (1.61)      (1.23)     (0.77)       --
   In excess of net realized gains                  --          (1.78)        --          --          --         --        --
                                                ------         ------     ------      ------      ------     ------    ------
     TOTAL DISTRIBUTIONS                            --          (4.28)     (2.54)      (1.61)      (1.25)     (0.84)      --
                                                ------         ------     ------      ------      ------     ------    ------
Change in net asset value                        (2.57)         (7.65)      2.39        3.46        0.03       2.69      3.74
                                                ------         ------     ------      ------      ------     ------    ------
NET ASSET VALUE, END OF PERIOD                  $12.09         $14.66     $22.31      $19.92      $16.46     $16.43    $13.74
                                                ======         ======     ======      ======      ======     ======    ======
Total return(2)                                 (17.53)%(4)    (16.22)%    25.04 %(4)  32.19 %      8.48 %    27.27%    37.40%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $22,110        $28,864    $40,174     $35,695     $30,713    $34,093   $12,920

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.05 %(3)(7)   0.97 %(7)  1.06 %(3)   1.16 %      1.14%      1.52%(5)  0.81%(3)(5)
   Net investment income (loss)                   0.07 %(3)     (0.03)%    (0.05)%(3)  (0.20)%      0.02%      0.31%     0.76%(3)
Portfolio turnover                                  71 %(4)       134 %       68 %(4)    169 %       166%    145.69%    87.66%(4)

                                                                               CLASS A
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS                  SEVEN                                        FROM
                                                 ENDED          YEAR      MONTHS        YEAR ENDED SEPTEMBER 30,     INCEPTION
                                               10/31/01         ENDED      ENDED      -----------------------------  3/8/96 TO
                                              (UNAUDITED)      4/30/01    4/30/00      1999        1998       1997    9/30/96
Net asset value, beginning of period            $14.22         $21.83     $19.57     $16.23       $16.28     $13.63    $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  (0.01)(1)      (0.05)(1)  (0.04)(1)   (0.09)(1)   (0.06)(1)  (0.08)       --
   Net realized and unrealized gain (loss)       (2.50)         (3.28)      4.84        5.04        1.24       3.50      3.63
                                                ------         ------     ------      ------      ------     ------    ------
     TOTAL FROM INVESTMENT OPERATIONS            (2.51)         (3.33)      4.80        4.95        1.18       3.42      3.63
                                                ------         ------     ------      ------      ------     ------    ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                --          (2.50)     (2.54)      (1.61)      (1.23)     (0.77)       --
   In excess of net realized gains                  --          (1.78)        --          --          --         --        --
                                                ------         ------     ------      ------      ------     ------    ------
     TOTAL DISTRIBUTIONS                            --          (4.28)     (2.54)      (1.61)      (1.23)     (0.77)       --
                                                ------         ------     ------      ------      ------     ------    ------
Change in net asset value                        (2.51)         (7.61)      2.26        3.34       (0.05)      2.65      3.63
                                                ------         ------     ------      ------      ------     ------    ------
NET ASSET VALUE, END OF PERIOD                  $11.71         $14.22     $21.83      $19.57      $16.23     $16.28    $13.63
                                                ======         ======     ======      ======      ======     ======    ======
Total return(2)                                 (17.65)%(4)    (16.42)%     24.81 %(4) 31.89 %      7.93 %    26.51 %  36.30%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $178,017       $215,736    $46,727     $31,001     $17,364     $6,013      $466

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.30 %(3)(7)   1.22 %(7)  1.31 %(3)   1.44 %      1.55 %     2.48 %(6) 1.46%(3)(6)
   Net investment income (loss)                  (0.18)%(3)     (0.29)%    (0.29)%(3)  (0.49)%    (0.36)%     (0.62)%    0.16%(3)
Portfolio turnover                                  71 %(4)       134 %       68 %(4)    169 %       166 %   145.69 %   87.66%(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the periods ended September 30, 1997 and 1996, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(8) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS B
                                                               ---------------------------------------------------------------
                                                               SIX MONTHS                    SEVEN                     FROM
                                                                 ENDED            YEAR       MONTHS       YEAR       INCEPTION
                                                                10/31/01          ENDED       ENDED       ENDED      7/1/98 TO
                                                               (UNAUDITED)       4/30/01     4/30/00     9/30/99      9/30/98
Net asset value, beginning of period                             $13.68           $21.34      $19.28      $16.19      $18.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                   (0.06)(1)        (0.17)(1)   (0.17)(1)   (0.31)(1)   (0.04)
   Net realized and unrealized gain (loss)                        (2.39)           (3.21)       4.77        5.01       (2.48)
                                                                 ------           ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                             (2.45)           (3.38)       4.60        4.70       (2.52)
                                                                 ------           ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                                 --            (2.50)      (2.54)      (1.61)         --
   In excess of net realized gains                                   --            (1.78)         --          --          --
                                                                 ------           ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                                             --            (4.28)      (2.54)      (1.61)         --
                                                                 ------           ------      ------      ------      ------
Change in net asset value                                         (2.45)           (7.66)       2.06        3.09       (2.52)
                                                                 ------           ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                   $11.23           $13.68      $21.34      $19.28      $16.19
                                                                 ======           ======      ======      ======      ======
   Total return(2)                                               (17.91)%(4)      (17.11)%     24.10 %(4)  30.31 %    (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $14,372          $16,458     $10,431       $4,395      $519

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                              2.05 %(3)(7)     1.97 %(7)   2.42 %(3)   2.60 %(5)   2.60 %(3)(5)
   Net investment income (loss)                                   (0.93)%(3)       (1.03)%     (1.39)%(3)  (1.66)%     (1.12)%(3)
Portfolio turnover                                                   71 %(4)         134 %        68 %(4)    169 %       166 %(4)

                                                                                         CLASS C
                                                               ---------------------------------------------------------------
                                                               SIX MONTHS                    SEVEN                     FROM
                                                                 ENDED            YEAR       MONTHS       YEAR       INCEPTION
                                                                10/31/01          ENDED       ENDED       ENDED      7/1/98 TO
                                                               (UNAUDITED)       4/30/01     4/30/00     9/30/99      9/30/98
Net asset value, beginning of period                             $13.65           $21.29      $19.25      $16.18      $18.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                   (0.06)(1)        (0.17)(1)   (0.19)(1)   (0.32)(1)   (0.06)
   Net realized and unrealized gain (loss)                        (2.39)           (3.19)       4.77        5.00       (2.47)
                                                                 ------           ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                             (2.45)           (3.36)       4.58        4.68       (2.53)
                                                                 ------           ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                                 --            (2.50)      (2.54)      (1.61)         --
   In excess of net realized gains                                   --            (1.78)         --          --          --
                                                                 ------           ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                                             --            (4.28)      (2.54)      (1.61)         --
                                                                 ------           ------      ------      ------      ------
Change in net asset value                                         (2.45)           (7.64)       2.04        3.07       (2.53)
                                                                 ------           ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                   $11.20           $13.65      $21.29      $19.25      $16.18
                                                                 ======           ======      ======      ======      ======
   Total return(2)                                               (17.95)%(4)      (17.08)%     24.09 %(4)  30.20 %    (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $10,737          $12,641      $9,939      $1,833        $126

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                              2.05 %(3)(7)     1.97 %(7)   2.51 %(3)   2.60 %(6)   2.60 %(3)(6)
   Net investment income (loss)                                   (0.93)%(3)       (1.02)%     (1.48)%(3)  (1.66)%     (1.39)%(3)
Portfolio turnover                                                   71 %(4)         134 %        68 %(4)    169 %       166 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                         INVESTMENTS AT OCTOBER 31, 2001
                                   (UNAUDITED)

                                                       SHARES         VALUE
                                                      ---------   ------------
COMMON STOCKS--93.7%

BROADCASTING (TELEVISION, RADIO & CABLE)--7.2%
Clear Channel Communications, Inc.(b) ..............    299,400   $ 11,413,128
EchoStar Communications Corp. Class A(b) ...........    537,140     12,456,277
                                                                  ------------
                                                                    23,869,405
                                                                  ------------
COMMUNICATIONS EQUIPMENT--4.0%
QUALCOMM, Inc.(b) ..................................    273,120     13,415,655

COMPUTERS (HARDWARE)--11.4%
Dell Computer Corp.(b) .............................    554,280     13,291,635
International Business Machines Corp. ..............    125,900     13,606,013
Sun Microsystems, Inc.(b) ..........................  1,082,430     10,986,665
                                                                  ------------
                                                                    37,884,313
                                                                  ------------
COMPUTERS (SOFTWARE & SERVICES)--4.2%
Microsoft Corp.(b) .................................    238,300     13,857,145

ELECTRICAL EQUIPMENT--3.4%
General Electric Co. ...............................    313,520     11,415,263

ELECTRONICS (SEMICONDUCTORS)--10.6%
Analog Devices, Inc.(b) ............................    259,420      9,857,960
Intel Corp. ........................................    584,240     14,267,141
Micron Technology, Inc. ............................    489,460     11,140,109
                                                                  ------------
                                                                    35,265,210
                                                                  ------------
FINANCIAL (DIVERSIFIED)--4.5%
Citigroup, Inc. ....................................    326,566     14,865,284

HEALTH CARE (HOSPITAL MANAGEMENT)--3.7%
HCA, Inc. ..........................................    308,300     12,227,178

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--6.9%
Baxter International, Inc. .........................    206,650      9,995,661
Medtronic, Inc. ....................................    323,100     13,020,930
                                                                  ------------
                                                                    23,016,591
                                                                  ------------
HEALTH CARE (SPECIALIZED SERVICES)--3.1%
Laboratory Corporation of America Holdings(b) ......    120,750     10,408,650

HOUSEHOLD PRODUCTS (NON-DURABLE)--3.7%
Procter & Gamble Co. (The) .........................    168,600     12,439,308


                                                       SHARES         VALUE
                                                      ---------   ------------
INSURANCE (MULTI-LINE)--4.1%
American International Group, Inc. .................    172,900   $ 13,589,940

INVESTMENT BANKING/BROKERAGE--3.5%
Goldman Sachs Group, Inc. (The) ....................    149,790     11,707,586

MANUFACTURING (DIVERSIFIED)--4.3%
Tyco International Ltd. ............................    287,600     14,132,664

OIL & GAS (DRILLING & EQUIPMENT)--2.3%
Santa Fe International Corp. .......................    224,060      5,453,620
Weatherford International, Inc.(b) .................     65,850      2,254,046
                                                                  ------------
                                                                     7,707,666
                                                                  ------------
RESTAURANTS--3.7%
McDonald's Corp. ...................................    468,290     12,208,320

RETAIL (BUILDING SUPPLIES)--1.9%
Home Depot, Inc. (The) .............................    168,100      6,426,463

RETAIL (SPECIALTY)--6.3%
Office Depot, Inc.(b) ..............................    711,940      9,682,384
Tiffany & Co. ......................................    485,280     11,350,699
                                                                  ------------
                                                                    21,033,083
                                                                  ------------
TELEPHONE--2.7%
SBC Communications, Inc. ...........................    237,700      9,058,747

WASTE MANAGEMENT--2.2%
Waste Management, Inc. .............................    292,600      7,168,700
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $344,837,046)                                     311,697,171
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.2%

ELECTRICAL EQUIPMENT--3.2%
Flextronics International Ltd. (Singapore) .........    538,420     10,714,558
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,780,141)                                       10,714,558
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $356,617,187)                                     322,411,729
------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING)     (000)        VALUE
                                           ---------   -------   -------------
SHORT TERM OBLIGATIONS--10.7%

COMMERCIAL PAPER--10.7%
SBC Communications, Inc. 2.60%,
11/1/01 ...................................   A-1       $1,960   $  1,960,000

Verizon Network Funding Corp. 2.62%,
11/1/01 ...................................   A-1+       3,935      3,935,000

Heinz (H.J.) Co. 2.50%, 11/2/01 ...........   A-1        4,240      4,239,705
Kraft Foods, Inc. 2.55%, 11/2/01 ..........   A-1        5,000      4,999,646

Park Avenue Receivables Corp. 2.55%,
11/2/01 ...................................   A-1        5,000      4,999,646

Receivables Capital Corp. 2.53%, 11/7/01 ..   A-1+       2,650      2,648,882

Honeywell International, Inc. 2.37%,
11/13/01 ..................................   A-1        3,000      2,997,630

Emerson Electric Co. 2.38%, 11/14/01 ......   A-1+       2,650      2,647,722

Preferred Receivables Funding Corp.
2.40%, 11/14/01 ...........................   A-1        3,195      3,192,231

Schering Corp. 2.35%, 11/14/01 ............   A-1+       1,775      1,773,494
Pfizer, Inc. 2.32%, 11/16/01 ..............   A-1+       2,000      1,998,067

-----------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $35,392,023)                                      35,392,023
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--107.6%
(IDENTIFIED COST $392,009,210)                                    357,803,752(a)

Other assets and liabilities, net--(7.6)%                         (25,158,612)
                                                                 ------------
NET ASSETS--100.0%                                               $332,645,140
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $13,843,758 and gross depreciation of $48,241,760 for federal income tax purposes. At October 31, 2001, the aggregate cost of securities for federal income tax purposes was $392,201,754.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2001
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $392,009,210)                                $ 357,803,752
Cash                                                                     2,894
Receivables
   Investment securities sold                                        4,409,168
   Dividends                                                           149,456
   Fund shares sold                                                    111,627
   Receivable from adviser                                               1,391
Prepaid expenses                                                         5,846
                                                                 -------------
     Total assets                                                  362,484,134
                                                                 -------------
LIABILITIES
Payables
   Investment securities purchased                                  28,890,970
   Fund shares repurchased                                             313,108
   Transfer agent fee                                                  232,716
   Investment advisory fee                                             214,938
   Distribution fee                                                    117,385
   Financial agent fee                                                  22,236
   Trustees' fee                                                         7,418
Accrued expenses                                                        40,223
                                                                 -------------
     Total liabilities                                              29,838,994
                                                                 -------------
NET ASSETS                                                       $ 332,645,140
                                                                 =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 570,318,362
Undistributed net investment loss                                   (2,338,667)
Accumulated net realized loss                                     (201,129,097)
Net unrealized depreciation                                        (34,205,458)
                                                                 -------------
NET ASSETS                                                       $ 332,645,140
                                                                 =============

CLASS A
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $261,810,909)                                        29,878,492
Net asset value per share                                                $8.76
Offering price per share $8.76/(1-5.75%)                                 $9.29

CLASS B
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $65,204,386)                                          7,942,376
Net asset value per share and offering per share                         $8.21

CLASS C
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $5,629,845)                                             685,298
Net asset value per share and offering per share                         $8.22


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2001
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $     648,442
Interest                                                                372,592
                                                                  -------------
     Total investment income                                          1,021,034
                                                                  -------------
EXPENSES
Investment advisory fee                                               1,642,668
Distribution fee, Class A                                               429,572
Distribution fee, Class B                                               437,911
Distribution fee, Class C                                                34,026
Financial agent fee                                                     150,523
Transfer agent                                                          522,779
Registration                                                             50,209
Printing                                                                 34,431
Custodian                                                                19,595
Professional                                                             15,360
Trustees                                                                 13,729
Miscellaneous                                                            13,403
                                                                  -------------
     Total expenses                                                   3,364,206
     Custodian fees paid indirectly                                      (4,505)
                                                                  -------------
     Net expenses                                                     3,359,701
                                                                  -------------
NET INVESTMENT LOSS                                                  (2,338,667)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (120,818,253)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (46,237,266)
                                                                  -------------
NET LOSS ON INVESTMENTS                                            (167,055,519)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $(169,394,186)
                                                                  =============

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months
                                                                                           Ended
                                                                                         10/31/01               Year Ended
                                                                                        (Unaudited)               4/30/01
                                                                                       -------------           -------------
FROM OPERATIONS
   Net investment income (loss)                                                        $  (2,338,667)          $  (6,626,909)
   Net realized gain (loss)                                                             (120,818,253)            (18,562,483)
   Net change in unrealized appreciation (depreciation)                                  (46,237,266)           (195,418,640)
                                                                                       -------------           -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          (169,394,186)           (220,608,032)
                                                                                       -------------           -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gains, Class A                                                                    --             (32,964,804)
   Net realized gains, Class B                                                                    --              (9,079,061)
   Net realized gains, Class C                                                                    --                (481,481)
   In excess of net realized gains, Class A                                                       --             (57,079,142)
   In excess of net realized gains, Class B                                                       --             (15,720,554)
   In excess of net realized gains, Class C                                                       --                (833,693)
                                                                                       -------------           -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      --            (116,158,735)
                                                                                       -------------           -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (964,769 and 3,175,043 shares, respectively)             10,482,673              59,871,120
   Net asset value of shares issued from reinvestment of distributions
     (0 and 6,479,073 shares, respectively)                                                       --              86,169,969
   Cost of shares repurchased (3,047,840 and 5,142,148 shares, respectively)             (32,239,957)            (88,736,158)
                                                                                       -------------           -------------
Total                                                                                    (21,757,284)             57,304,931
                                                                                       -------------           -------------
CLASS B
   Proceeds from sales of shares (505,675 and 1,159,969 shares, respectively)              5,646,843              21,074,965
   Net asset value of shares issued from reinvestment of distributions
     (0 and 1,871,776 shares, respectively)                                                       --              23,490,609
   Cost of shares repurchased (1,347,322 and 1,489,577 shares, respectively)             (13,908,622)            (23,123,369)
                                                                                       -------------           -------------
Total                                                                                     (8,261,779)             21,442,205
                                                                                       -------------           -------------
CLASS C
   Proceeds from sales of shares (108,876 and 397,315 shares, respectively)                1,125,765               6,766,433
   Net asset value of shares issued from reinvestment of distributions
     (0 and 102,172 shares, respectively)                                                         --               1,282,136
   Cost of shares repurchased (46,519 and 114,087 shares, respectively)                     (449,506)             (1,891,306)
                                                                                       -------------           -------------
Total                                                                                        676,259               6,157,263
                                                                                       -------------           -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             (29,342,804)             84,904,399
                                                                                       -------------           -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                (198,736,990)           (251,862,368)

NET ASSETS
   Beginning of period                                                                   531,382,130             783,244,498
                                                                                       -------------           -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     $(2,338,667) AND $0, RESPECTIVELY]                                                $ 332,645,140           $ 531,382,130
                                                                                       =============           =============

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                              YEAR ENDED APRIL 30
                                                        10/31/01     --------------------------------------------------------------
                                                      (UNAUDITED)        2001          2000          1999        1998      1997
Net asset value, beginning of period                     $13.02         $22.62        $18.22        $13.70      $12.03    $12.37
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.05)         (0.15)        (0.16)        (0.11)      (0.04)     0.06
   Net realized and unrealized gain (loss)                (4.21)         (6.10)         8.69          6.03        4.03     (0.38)
                                                         ------         ------        ------        ------       ------   ------
     TOTAL FROM INVESTMENT OPERATIONS                     (4.26)         (6.25)         8.53          5.92        3.99     (0.32)
                                                         ------         ------        ------        ------       ------   ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      --             --            --            --           --    (0.01)
   Dividends from net realized gains                         --          (1.23)        (4.13)        (1.40)       (2.29)      --
   In excess of net investment income                        --             --            --            --        (0.03)      --
   In excess of net realized gains                           --          (2.12)           --            --           --    (0.01)
                                                         ------         ------        ------        ------       ------   ------
     TOTAL DISTRIBUTIONS                                     --          (3.35)        (4.13)        (1.40)       (2.32)   (0.02)
                                                         ------         ------        ------        ------       ------   ------
Change in net asset value                                 (4.26)         (9.60)         4.40          4.52         1.67    (0.34)
                                                         ------         ------        ------        ------       ------   ------
NET ASSET VALUE, END OF PERIOD                           $ 8.76         $13.02        $22.62        $18.22       $13.70   $12.03
                                                         ======         ======        ======        ======       ======   ======
Total return(1)                                          (32.72)%(5)    (27.94)%       53.26 %       44.91 %      36.22 %  (2.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $261,811       $416,159      $620,919      $107,871      $89,884  $77,827

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.37 %(3)(4)   1.30 %(3)     1.29 %(3)     1.38 %(3)    1.33 %   1.40 %
   Net investment income (loss)                           (0.91)%(4)     (0.81)%       (0.77)%       (0.72)%      (0.26)%   0.49 %
Portfolio turnover                                           89 %(5)       129 %         157 %         205 %        618 %    532 %

                                                                                     CLASS B
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                              YEAR ENDED APRIL 30
                                                        10/31/01     --------------------------------------------------------------
                                                      (UNAUDITED)        2001          2000          1999         1998      1997
Net asset value, beginning of period                     $12.25         $21.70        $17.75        $13.46       $11.91    $12.33
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.09)         (0.27)        (0.28)        (0.22)       (0.14)    (0.03)
   Net realized and unrealized gain (loss)                (3.95)         (5.83)         8.36          5.91         3.98     (0.38)
                                                         ------         ------        ------        ------       ------    ------
     TOTAL FROM INVESTMENT OPERATIONS                     (4.04)         (6.10)         8.08          5.69         3.84     (0.41)
                                                         ------         ------        ------        ------       ------    ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                         --          (1.23)        (4.13)        (1.40)       (2.29)       --
   In excess of net realized gains                           --          (2.12)           --            --           --     (0.01)
                                                         ------         ------        ------        ------       ------    ------
     TOTAL DISTRIBUTIONS                                     --          (3.35)        (4.13)        (1.40)       (2.29)    (0.01)
                                                         ------         ------        ------        ------       ------    ------
Change in net asset value                                 (4.04)         (9.45)         3.95          4.29         1.55     (0.42)
                                                         ------         ------        ------        ------       ------    ------
NET ASSET VALUE, END OF PERIOD                           $ 8.21         $12.25        $21.70        $17.75       $13.46    $11.91
                                                         ======         ======        ======        ======       ======    ======
Total return(1)                                          (32.98)%(5)    (28.48)%       52.03 %       43.98 %      35.18 %   (3.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $65,204       $107,589      $157,169       $84,698      $66,107   $49,843

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.12 %(3)(4)   2.05 %(3)     2.04 %(3)     2.13 %(3)    2.08 %    2.15 %
   Net investment income (loss)                           (1.66)%(4)     (1.56)%       (1.47)%       (1.48)%      (1.02)%   (0.23)%
Portfolio turnover                                        89 %(5)          129 %         157 %         205 %        618 %     532 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS C
                                                         ----------------------------------------------------------------------
                                                         SIX MONTHS                                                   FROM
                                                            ENDED                   YEAR ENDED APRIL 30            INCEPTION
                                                          10/31/01           ---------------------------------     11/3/97 TO
                                                         (UNAUDITED)          2001          2000         1999       4/30/98
Net asset value, beginning of period                        $12.26           $21.71        $17.75       $13.47       $14.93
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                           (0.09)           (0.25)        (0.29)       (0.22)       (0.05)
   Net realized and unrealized gain (loss)                   (3.95)           (5.85)         8.38         5.90         0.88
                                                            ------           ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                        (4.04)           (6.10)         8.09         5.68         0.83
                                                            ------           ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                            --            (1.23)        (4.13)       (1.40)       (2.29)
   In excess of net realized gains                              --            (2.12)           --           --           --
                                                            ------           ------        ------       ------       ------
     TOTAL DISTRIBUTIONS                                        --            (3.35)        (4.13)       (1.40)       (2.29)
                                                            ------           ------        ------       ------       ------
Change in net asset value                                    (4.04)           (9.45)         3.96         4.28        (1.46)
                                                            ------           ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                              $ 8.22           $12.26        $21.71       $17.75       $13.47
                                                            ======           ======        ======       ======       ======
Total return(1)                                             (32.95)%(3)      (28.46)%       52.09 %      43.87 %       7.92 %(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                       $5,630           $7,634        $5,156         $682         $267

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         2.13 %(2)(5)     2.05 %(5)     2.04 %(5)    2.13 %(5)    2.08 %(2)
   Net investment income (loss)                              (1.66)%(2)       (1.53)%       (1.53)%      (1.47)%      (0.87)%(2)
Portfolio turnover                                              89 %(3)         129 %         157 %        205 %        618 %(3)

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund has distinct investment objectives. The Growth Fund is a diversified Fund and seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks. The Strategic Theme Fund is a diversified Fund and seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide.

   Each Fund offers Class A, Class B and Class C shares. The Growth Fund also offers Class X shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date, The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

   Expenses incurred by the Trust with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (UNAUDITED) (CONTINUED)


G. OPTIONS:

   The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Trust may purchase options which are included in the Trust's Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. As of October 31, 2001, there were no options outstanding.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                   1st $1       $1-2       $2+
Fund                                              Billion     Billion   Billion
----                                              -------     -------   -------
Growth Fund ..................................     0.70%        0.65%     0.60%
Strategic Theme Fund .........................     0.75%        0.70%     0.65%

   Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Growth Fund and Strategic Theme Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Growth Fund and 0.375% to 0.10% of the average daily net assets of the Strategic Theme Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $25,780 for Class A shares and deferred sales charges of $108,113 for Class B shares and $1,101 for Class C shares, for the six months ended October 31, 2001. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended October 31, 2001, $596,251 was retained by the Distributor, $624,389 was earned by unaffiliated participants and $72,993 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   For the six months ended October 31, 2001, the Trust paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions of $248,513 in connection with portfolio transactions effected by it.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended October 31, 2001, financial agent fees were $262,359 of which PEPCO received $39,000. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 2001, transfer agent fees were $703,398 of which PEPCO retained $318,574 which is net of the fees paid to State Street.

   At October 31, 2001, PNX and its affiliates held shares of the Trust as follows:
                                                                  Aggregate
                                                                  Net Asset
                                                  Shares            Value
                                                 -------          ---------
Growth Fund--Class X                                  59           $    709
Growth Fund--Class A                                 110              1,285
Growth Fund--Class B                              17,671            198,449
Growth Fund--Class C                               8,669             97,088


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities (excluding short-term securities and options) for the six months ended October 31, 2001, aggregated the following:

                                                 Purchases           Sales
                                                ------------      ------------
Growth Fund ...............................     $169,286,374      $172,958,949
Strategic Theme Fund ......................      366,747,786       405,421,991

   There were no purchases or sales of long-term U.S. Government securities.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (UNAUDITED) (CONTINUED)

4. OTHER

   On May 12, 2000, the Phoenix-Seneca Equity Opportunities Fund ("Equity Opportunities") acquired the assets and liabilities of the Phoenix-Seneca Growth Fund ("Growth") in a tax-free reorganization in exchange for shares of Equity Opportunities pursuant to a plan of reorganization approved by the Growth shareholders on April 28, 2000. The number and value of shares issued by Equity Opportunities were in amounts equal to the number and value of shares held by Growth shareholders as of the reorganization date. The number and value of shares issued in connection with the reorganization are presented in the Statement of Changes in Net Assets. Net assets of Equity Opportunities and Growth as of the reorganization date were $231,161,159 and $104,692,400, including net unrealized appreciation of $45,778,932 and $18,227,318, respectively. Total net assets after the reorganization were $335,853,559.

   For financial reporting purposes the historical results of Growth Fund will survive. Concurrent with the reorganization, Equity Opportunities was renamed to Seneca Growth.



This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Gail P. Seneca, Senior Vice President
Robert S. Driessen, Vice President
Ronald K. Jacks, Vice President
Richard D. Little, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services            1-800-243-1574
Advisor Consulting Group        1-800-243-4361
Text Telephone                  1-800-243-1926
Web site                        WWW.PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
                        IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS
[GRAPHIC OMITTED]

For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
WWW.PHOENIXINVESTMENTS.COM.


PXP 679 (12/01)